Interest Rate Benchmark Reform - Schedule of Amounts Affected by IBOR Reform (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Assets
Derivative financial instruments	£ 1,472	£ 2,439
Total assets	282,083	292,243
Liabilities
Derivative financial instruments	891	1,008
Total liabilities	267,117	277,532
Total
Assets
Derivative financial instruments		1,665
Financial assets at amortised cost	6	321
Total assets	6	1,986
Liabilities
Derivative financial instruments		1,912
Financial liabilities at amortised cost		2,491
Total liabilities		4,403
Off-balance sheet commitments given		2
GBP LIBOR
Assets
Derivative financial instruments		0
Financial assets at amortised cost	6	76
Total assets	6	76
Liabilities
Derivative financial instruments		66
Financial liabilities at amortised cost		0
Total liabilities		66
Off-balance sheet commitments given		2
USD LIBOR
Assets
Derivative financial instruments		1,665
Financial assets at amortised cost	0	245
Total assets	£ 0	1,910
Liabilities
Derivative financial instruments		1,846
Financial liabilities at amortised cost		2,491
Total liabilities		4,337
Off-balance sheet commitments given		£ 0